Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000
Preferred stock, issued	0	0	0	0
Preferred stock, outstanding	0	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000
Common stock, shares issued	40,000,000	40,000,000	35,284,000	35,284,000
Common stock, shares outstanding	40,000,000	40,000,000	35,284,000	35,284,000